Operating costs and expenses (exclusive of depreciation and amortization) (Tables)	12 Months Ended
Dec. 31, 2021
Operating costs and expenses (exclusive of depreciation and amortization)
Schedule of operating costs and expenses (exclusive of depreciation and amortization)

	For the year ended
	December 31,
	2021	2020	2019
Personnel expenses	(4,183,569)	(2,579,958)	(2,234,309)
Marketing expenses	(2,113,439)	(1,105,247)	(1,046,678)
Subcontractor and other costs related to provision of services	(430,276)	(194,644)	(186,337)
Office rent and maintenance	(306,116)	(176,672)	(206,501)
Professional services	(470,918)	(335,681)	(347,963)
Insurance services	(169,537)	(181,047)	(111,251)
Hosting and other website maintenance	(81,471)	(46,325)	(40,421)
Other operating expenses	(193,889)	(71,726)	(126,803)
Operating costs and expenses (exclusive of depreciation and amortization)	(7,949,215)	(4,691,300)	(4,300,263)